NET LOSS PER SHARE (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
NET LOSS PER SHARE
Schedule of Computation of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Three Months Ended March 31,
	2021	2020
Numerator:
Net loss attributable to common stockholders	$(82,553)	$(17,471)
Less: Deemed dividend to preferred stockholders (see Note 7)	—	(9,484)
	(82,553)	(26,955)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	12,263,160	9,075,646
Net loss per share attributable to common stockholders, basic and diluted	$(6.73)	$(2.97)

The following table sets forth the computation of basic and diluted net loss per share attributable to common stockholders (in thousands, except share and per share amounts):

	Year Ended December 31,
	2020	2019
Numerator:
Net loss	$(156,124)	$(59,414)
Less: Deemed dividend to preferred stockholders (see Note 11)	(9,484)	(5,353)
Net loss attributable to common stockholders	(165,608)	(64,767)
Denominator:
Weighted-average number of shares outstanding used to compute net loss per share attributable to common stockholders, basic and diluted	9,474,749	10,703,380
Net loss per share attributable to common stockholders, basic and diluted Net loss per share attributable to common stockholders, basic and diluted	$(17.48)	$(6.05)

Schedule of Potentially Dilutive Shares

	March 31, 2021	March 31, 2020
Convertible preferred stock	175,531,186	175,593,476
Convertible promissory notes	50,434,069	34,054,264
Outstanding stock options	44,914,082	42,591,545
Outstanding common stock warrants	6,001,639	6,001,639
Outstanding convertible preferred stock warrants	44,205,800	38,947,463
Total	321,086,776	297,188,387

	December 31,
	2020	2019
Convertible preferred stock	175,440,744	191,142,894
Convertible promissory notes	48,730,782	24,157,103
Outstanding stock options	51,379,939	42,846,649
Outstanding common stock warrants	6,001,639	6,001,639
Outstanding convertible preferred stock warrants	44,296,242	29,624,664
Total	325,849,346	293,772,949